SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
OPERATING ACTIVITIES
Net income (loss)	$ (97,958)	(616,537)	416,330	279,014	$ (47,566)	(299,374)	422,308	300,841
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries					36,622	230,492	(448,563)	(318,694)
Compensation expenses associated with stock options	9,057	57,003	22,211	6,609	9,057	57,003	22,211	6,609
Changes in operating assets and liabilities:
Other receivables	(5,346)	(33,646)	(7,951)	(5,167)	(29,899)	(188,182)	1,023	(459)
Other payables	10,347	65,125	(22,386)	16,004	(1,079)	(6,790)	2,527	(2,547)
Net cash generated from operating activities	78,075	491,400	366,665	259,599	(32,865)	(206,851)	(494)	(14,250)
Cash flows from investing activities:
Increase in investment in subsidiaries					(8,957)	(56,374)	(40,143)	(5,653)
Advances (to) from subsidiaries					32,621	205,316	(518,212)	(198,132)
Net cash (used in) generated from investing activities	(7,312)	(46,023)	(400,021)	(256,243)	23,664	148,942	(558,355)	(203,785)
Cash flows from financing activities:
Proceeds from share issuances			743,767				743,767
Proceeds on exercise of stock options	843	5,305	10,075		843	5,305	10,075
Repurchase ordinary shares	(2,180)	(13,722)	(37,287)		(2,180)	(13,722)	(37,287)
Dividends paid			(80,985)	(68,558)			(80,985)	(68,558)
Net cash (used in) generated from financing activities	(20,624)	(129,810)	511,168	(57,166)	(1,337)	(8,417)	635,570	(68,558)
Net (decrease) increase in cash and cash equivalents	50,139	315,567	477,812	(53,810)	(10,538)	(66,326)	76,721	(286,593)
Cash and cash equivalents at beginning of year	305,833	1,924,884	1,457,890	1,510,432	17,381	109,393	43,490	328,815
Effect of exchange rate changes on cash and cash equivalents	(2,906)	(18,291)	(10,818)	1,268	(2,906)	(18,291)	(10,818)	1,268
Cash and cash equivalents at end of year	$ 353,066	2,222,160	1,924,884	1,457,890	$ 3,937	24,776	109,393	43,490